Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	Lilium N.V.
Entity Central Index Key	0001855756
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31